Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 20, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Advertising expense		$ 8,832	$ 7,995	$ 269
Accounts receivable, allowance for credit loss		$ 472	$ 3,710
Sphere Entertainment Stockholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares of common stock issued (in shares)	51,768
MSGE Retained Interest | Class A Common Stock par value $0.01 per share
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares of common stock issued (in shares)	17,021